Holding Company Financial Information	12 Months Ended
Dec. 31, 2011
Holding Company Financial Information [Abstract]
Holding Company Financial Information
(20)	Holding Company Financial Information

The Holding Company's unconsolidated financial information as of December 31, 2011 and 2010 and for the years then ended follows (in thousands):

Condensed Balance Sheets

	At December 31,
	2011	2010
Assets

Cash	$46	$172
Investment in subsidiary	11,992	7,817
Other assets	230	180

Total assets	$12,268	$8,169

Liabilities and Stockholders' Equity

Other liabilities	$327	179
Junior subordinated debenture	5,155	5,155
Stockholders' equity	6,786	2,835

Total liabilities and stockholders' equity	$12,268	$8,169

Condensed Statements of Operations

	Year Ended December 31,
	2011	2010

Loss of subsidiary	$(3,473)	$(8,195)
Interest expense	(148)	(144)
Other expense	(126)	(114)

Loss before income taxes	(3,747)	(8,453)

Income taxes	0	0

Net loss	$(3,747)	$(8,453)

Condensed Statements of Cash Flows

	Year Ended December 31,
	2011	2010
Cash flows from operating activities:
Net loss	$(3,747)	(8,453)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity in undistributed loss of subsidiary	3,473	8,195
Increase in other assets	(50)	0
Increase in accrued other liabilities	148	144

Net cash used in operating activities	(176)	(114)

Cash flow from investing activity-
Investment in subsidiary	(8,586)	0

Cash flows from financing activity-
Proceeds from sale of common stock, net	8,636	0

Net decrease in cash	(126)	(114)

Cash at beginning of the year	172	286

Cash at end of year	$46	172

Noncash transactions:
Change in accumulated other comprehensive loss of subsidiary, net change in unrealized loss on securities available for sale	$938	0

Reverse stock split	$0	25